Note 25 - Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Real Estate		Investment
	Services	Engineering	Management	Corporate	Consolidated

Year ended December 31,
2024
Leasing	$1,157,484	$-	$-	$-	$1,157,484
Capital Markets	765,297	-	-	-	765,297
Property management	537,626	-	-	-	537,626
Valuation and advisory	465,475	-	-	-	465,475
E&D and project management	-	1,237,384	-	-	1,237,384
IM - Advisory and other	-	-	488,979	-	488,979
IM - Incentive Fees	-	-	23,614	-	23,614
Other	145,728	-	-	437	146,165
Total Revenue	$3,071,610	$1,237,384	$512,593	$437	$4,822,024

2023
Leasing	$1,063,355	$-	$-	$-	$1,063,355
Capital Markets	702,472	-	-	-	702,472
Property management	527,621	-	-	-	527,621
Valuation and advisory	423,999	-	-	-	423,999
E&D and project management	-	990,477	-	-	990,477
IM - Advisory and other	-	-	480,674	-	480,674
IM - Incentive Fees	-	-	6,783	-	6,783
Other	139,291	-	-	469	139,760
Total Revenue	$2,856,738	$990,477	$487,457	$469	$4,335,141